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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

August 22, 2019

Via EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	The Integrity Funds (the “Registrant”) (File No. 811-07322) (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance by the series of the Registrant set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest belonging to the classes indicated in connection with the reorganization of each of the corresponding series of Trust for Professional Managers (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Target Fund	Corresponding Acquiring Fund
M.D. Sass Equity Income Plus Fund	Integrity Dividend Harvest Fund
Institutional Class	Class I
Investor Class	Class A

M.D. Sass Short-Term U.S. Government Agency Income Fund	Integrity Short Term Government Fund
Institutional Class	Class I

The Integrity Dividend Harvest Fund is an existing series of the Registrant and the Integrity Short Term Government Fund is a newly formed series of the Registrant that will not commence operations until the closing of the Reorganizations.

It is anticipated that this Registration Statement will become effective on September 21, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”).

This Registration Statement is being filed in conjunction with Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N‑1A, which was filed pursuant to Rule 485(a) under the 1933 Act (File No. 33-53698; Accession No. 0000893730-19-000036) for the purpose of registering shares of the Integrity Short Term Government Fund on August 20, 2019 (“PEA No. 99”). The Registrant has requested that comments from the Commission staff related to PEA No. 99 be delivered concurrently with comments related to this Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (312) 609-7515 or Deborah Bielicke Eades at (312) 609-7661.

222 North LaSalle Street	Chicago, Illinois 60601	T +1 312 609 7500	F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

August 22, 2019

Yours very truly,

/s/ Mark A. Quade
Mark A. Quade

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